SUPPLEMENT DATED MARCH 30, 2015
to

PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT CHARTER AND KEYPORT LATITUDE

PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA

PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYPORT OPTIMA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

On March 19, 2015, shareholders approved the reorganization of the MFS® Investors Growth Stock Series into the MFS® Massachusetts Investors Growth Stock Portfolio after the close of business on March 27, 2015.

MFS® Investors Growth Stock Series is no longer available for investment and all references to the fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Keyport (US) 3/2015